INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current					$ 2,416	$ 1,180,272
Deferred					(223,817)	(44,129)
State and Local
Current					0	0
Deferred					0	0
Change in valuation allowance					223,817	338,213
Income tax provision	$ 2,185,730	$ 534,571	$ 4,533,470	$ 626,686	2,416	1,474,356
change in the valuation allowance					$ 223,817	$ 338,213